CANTOR FITZGERALD SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 70.6%
	COMMERCIAL SUPPORT SERVICES - 1.6%
3,662	Waste Management, Inc.	$ 655,864

	COMMUNICATIONS - 4.6%
4,220	American Tower Corporation, A	911,014
3,970	SBA Communications Corporation, A	1,007,150
		1,918,164
	DIGITAL INFRASTRUCTURE - 0.7%
2,111	Digital Realty Trust, Inc.	284,098

	ELECTRIC UTILITIES - 33.9%
36,034	AES Corporation (The)	693,655
9,763	American Electric Power Company, Inc.	792,951
6,423	CMS Energy Corporation	372,984
11,521	Constellation Energy Corporation	1,346,689
2,766	Dominion Energy, Inc.	130,002
3,483	DTE Energy Company	384,036
7,875	Duke Energy Corporation	764,190
4,100	Edison International	293,109
31,964	Enel - Societa per Azioni - ADR	236,374
816	Entergy Corporation	82,571
6,530	Exelon Corporation	234,427
13,880	FirstEnergy Corporation	508,841
6,190	Iberdrola SA - ADR	324,975
7,890	National Grid PLC - ADR	536,440
33,001	NextEra Energy, Inc.	2,004,480
20,564	NRG Energy, Inc.	1,063,159
2,146	Public Service Enterprise Group, Inc.	131,228
8,829	RWE AG - ADR	402,338
12,357	Sempra Energy	923,439
14,240	Southern Company (The)	998,509
54,595	TRANSALTA CORP.	453,684
37,313	Vistra Corporation	1,437,296
		14,115,377

CANTOR FITZGERALD SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	ENERGY INFRASTRUCTURE - 14.0%
5,639	Cheniere Energy, Inc.	$ 962,634
11,754	DT Midstream, Inc.	644,119
21,433	Enbridge, Inc.	772,017
19,404	EQT Corporation	750,159
20,645	Schlumberger Ltd.	1,074,365
15,741	TC Energy Corporation	615,316
33,000	Ultrapar Participacoes S.A. - ADR	178,860
25,214	Williams Companies, Inc. (The)	878,204
		5,875,674
	GAS & WATER UTILITIES - 3.3%
4,014	American Water Works Company, Inc.	529,808
1,841	Atmos Energy Corporation	213,372
14,228	Essential Utilities, Inc.	531,415
4,394	NiSource, Inc.	116,661
		1,391,256
	MACHINERY - 2.4%
8,630	Xylem, Inc.	986,927

	RENEWABLE ENERGY - 3.4%
32,595	Atlantica Sustainable Infrastructure plc	700,792
3,700	Enphase Energy, Inc.(a)	488,918
2,578	SolarEdge Technologies, Inc.(a)	241,301
		1,431,011
	SPECIALTY REIT - 1.1%
17,416	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	480,333

	TRANSPORTATION & LOGISTICS - 5.6%
11,833	Canadian Pacific Kansas City Ltd.	935,517
1,000	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	84,630
700	Grupo Aeroportuario del Sureste SAB de CV - ADR	205,989
4,706	Union Pacific Corporation	1,155,888
		2,382,024

CANTOR FITZGERALD SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	TRANSPORTATION & LOGISTICS - 5.6% (Continued)

	TOTAL COMMON STOCKS (Cost $28,060,872)	$ 29,520,728

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 14.9%
	PRIVATE INVESTMENT FUNDS - 14.9%
301,519	CFIIX Holdings I, LLC(b)(c)(d)(e)	3,029,658
2,070,425	DigitalBridge Credit (Onshore), LP(b)(c)(d)(e)	2,136,206
1,066,266	IPCC Fund LP (b)(c)(d)(e)	1,076,119
		6,241,983

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $6,116,555)	6,241,983

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.5%
	MONEY MARKET FUNDS - 14.5%
6,076,518	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class, 5.26% (Cost $6,076,518)(f)	6,076,518

	TOTAL INVESTMENTS - 100.0% (Cost $40,253,945)	$ 41,839,229
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(15,621)
	NET ASSETS - 100.0%	$ 41,823,608

ADR	- American Depositary Receipts
LLC	- Limited Liability Company
LP	- Limited Partnership
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Illiquid security. Total fair value of these securities as of December 31, 2023 was $6,241,983, representing 14.9% of net assets.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Restricted security.
(e)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as December 31, 2023, amounted to $6,241,983, which represents approximately 14.9% of the net assets of the Fund.
(f)	Rate disclosed is the seven day effective yield as of December 31, 2023.